Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Selling expenses [Abstract]
Transportation	$ 4,233	$ 4,787	$ 12,985
Selling taxes and other	4,497	1,057	1,128
Selling expenses	$ 8,730	$ 5,844	$ 14,113